As filed with the Securities and Exchange Commission
on June 12, 2002
Registration No. 333-74295; 811-09253
SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 __

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 36  X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 37  X

________________________

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant’s Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

X Immediately upon filing pursuant to Rule 485(b), or
__ 60 days after filing pursuant to Rule 485(a)(1), or
__ on _________ pursuant to Rule 485(a)(1)
__ 75 days after filing pursuant to Rule 485(a)(2), or
__ on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 36 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to make certain non-material changes to Part B regarding the Equity Funds of the Trust. Part A and Part C are hereby incorporated by reference (accession number 0001021408-02-002756). This Post-Effective Amendment does not affect any other part of the Registration Statement of the Trust.

WELLS FARGO FUNDS TRUST

Cross Reference Sheet

Form N-1A Item Number

Part A                                 Prospectus Captions

1                                          Front and Back Cover Pages

2                                          Objectives
                                           Principal Strategies
                                           Summary of Important Risks

3                                          Summary of Expenses
                                           Example of Expenses

4                                          Objectives
                                           Principal Strategies
                                           Important Risks
                                           See Individual Fund Summaries
                                          Additional Strategies and General Investment Risks

5                                         Not applicable

6                                         Organization and Management of the Funds

7                                         Your Account
                                          How to Buy Shares
                                          How to Sell Shares
                                          Income and Gain Distributions
                                          Taxes

8                                         Distribution Plan

9                                         See Individual Fund Summaries

Part B                                Statement of Additional Information Captions

10                                      Cover Page and Table of Contents

11                                      Historical Fund Information
                                         Capital Stock
                                         Cover Page

12                                      Cover Page
                                         Investment Policies
                                        Additional Permitted Investment Activities and Associated Risks

13                                      Management

14                                      Capital Stock

15                                      Management
                                         Additional Purchases and Redemption Information

16                                      Portfolio Transactions

17                                      Capital Stock

18                                      Determination of Net Asset Value
                                         Additional Purchase and Redemption Information

19                                      Federal Income Taxes

20                                      Management

21                                      Performance Calculations

22                                      Financial Information

Part C                                Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

WELLS FARGO FUNDS TRUST
Telephone: 1-800-222-8222

STATEMENT OF ADDITIONAL INFORMATION
Dated February 1, 2002,
as Supplemented June 12, 2002

DIVERSIFIED EQUITY FUND
DIVERSIFIED SMALL CAP FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
GROWTH FUND
GROWTH EQUITY FUND
INDEX FUND
INTERNATIONAL EQUITY FUND
LARGE CAP APPRECIATION FUND
LARGE COMPANY GROWTH FUND
MID CAP GROWTH FUND
OTC GROWTH FUND
SIFE SPECIALIZED FINANCIAL SERVICES FUND
SMALL CAP GROWTH FUND
SMALL CAP OPPORTUNITIES FUND
SMALL COMPANY GROWTH FUND
SMALL COMPANY VALUE FUND
SPECIALIZED HEALTH SCIENCES FUND
SPECIALIZED TECHNOLOGY FUND

Class A, Class B, Class C, Class O and Institutional Class

            Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twenty funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, OTC Growth, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds. Each Fund, except for the OTC Growth, Specialized Health Sciences, and Specialized Technology Funds, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A and Class B shares, except the Diversified Small Cap, Index, Small Company Growth and Small Cap Opportunities Funds, which only offer Institutional Class shares, and the OTC Growth Fund, which only offers Class O shares. The Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, SIFE Specialized Financial Services, Small Cap Growth, Specialized Health Sciences and Specialized Technology Funds also offer Class C shares, and the Equity Index Fund also offers Class O shares. The Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth and Small Company Value Funds also offer Institutional Class shares. This SAI relates to all such classes of shares.

            This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses, also dated February 1, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors’ report for the year ended September 30, 2001, are hereby incorporated by reference to the Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

TABLE OF CONTENTS

Page

Historical Fund Information

Investment Policies

Additional Permitted Investment Activities and Associated Risks

Management

Performance Calculations

Determination of Net Asset Value

Additional Purchase and Redemption Information

Portfolio Transactions

Fund Expenses

Federal Income Taxes

Capital Stock

Other

Counsel

Independent Auditors

Financial Information

HISTORICAL FUND INFORMATION

            On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

            The Funds described in this SAI, except for the Large Cap Appreciation, Mid Cap Growth, OTC Growth, SIFE Specialized Financial Services Fund, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisers’ parent companies.

            The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

Wells Fargo Funds	Predecessor Funds
Diversified Equity Fund	Norwest Diversified Equity Fund
Diversified Small Cap Fund	Norwest Diversified Small Cap Fund
Equity Income Fund	Norwest Income Equity Fund
Equity Index Fund	Stagecoach Equity Index Fund
Equity Value Fund	Stagecoach Equity Value Fund
Growth Fund	Stagecoach Growth Fund
Growth Equity Fund	Norwest Growth Equity Fund
Index Fund	Norwest Index Fund
International Equity Fund	Stagecoach International Equity Fund
Large Cap Appreciation Fund	N/A
Large Company Growth Fund	Norwest Large Company Growth Fund
Mid Cap Growth Fund	N/A
OTC Growth Fund	N/A
SIFE Specialized Financial Services Fund	N/A
Small Cap Growth Fund	Stagecoach Small Cap Fund
Small Cap Opportunities Fund	Norwest Small Cap Opportunities Fund
Small Company Growth Fund	Norwest Small Company Growth Fund
Small Company Value Fund	N/A
Specialized Health Sciences Fund	N/A
Specialized Technology Fund	N/A

            The Diversified Equity Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.

            The Diversified Small Cap Fund commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997. As of November 16, 2001, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

            The Equity Income Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Norwest Income Equity Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 11, 1994, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Equity Fund.

            The Equity Index Fund commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund’s commencement of operations was January 25, 1984. During the period from April 28, 1996 to December 12, 1997, the Fund invested all of its assets in a master portfolio with a corresponding investment objective. Prior to December 12, 1997, the Equity Index Fund was known as the "Corporate Stock Fund."

        The Equity Value Fund commenced operations on November 8, 1999, as successor to the Equity Value Fund of Stagecoach. The predecessor Stagecoach Equity Value Fund was originally organized on July 2, 1990 as the Pacifica Equity Value Fund, an investment portfolio of Pacifica Funds Trust. On September 6, 1996, the Pacifica Equity Value Fund was reorganized as the Stagecoach Equity Value Fund.

            The Growth Fund commenced operations on November 8, 1999, as successor to the Growth Fund of Stagecoach and the Value Growth Stock Fund of Norwest. The predecessor Stagecoach Growth Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 1, 1992, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Growth Fund.

            The Growth Equity Fund commenced operations on November 8, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Growth Equity Fund commenced operations on April 30, 1989.

            The Index Fund commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.

            The International Equity Fund commenced operations on November 8, 1999, as successor to the International Equity Fund of Stagecoach. The predecessor Stagecoach International Equity Fund commenced operations on September 24, 1997.

            The Large Cap Appreciation Fund commenced operations on August 31, 2001.

            The Large Company Growth Fund commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

            The Mid Cap Growth Fund commenced operations on October 1, 2000.

            The OTC Growth Fund commenced operations on August 3, 2000.

            The SIFE Specialized Financial Services Fund commenced operations on February 25, 2002 as the successor to the SIFE Trust Fund, a Delaware business trust. The SIFE Trust Fund was organized on February 28, 1997 as the successor-in-interest to the SIFE Trust Fund, a California trust, which was organized on September 26, 1960. The Fund, through its predecessor entities, has offered its shares to the public on a continuous basis since July 2, 1962. The predecessor fund offered Class A-I, Class A-II, Class B and Class C shares. The performance history and financial highlights shown for periods prior to February 25, 2002, are the performance history and financial highlights of the predecessor fund. The Class A-I shares are considered the accounting survivor for the Class A shares.

            The Small Cap Growth Fund commenced operations on November 8, 1999, as successor to the Small Cap and Strategic Growth Funds of Stagecoach and the Small Company Stock Fund of Norwest. The predecessor Stagecoach Small Cap Fund, which is considered the surviving entity for accounting purposes, commenced operations on September 16, 1996, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Small Cap Fund.

            The Small Cap Opportunities Fund commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993. As of May 17, 2002, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

            The Small Company Growth Fund commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.

            The Small Company Value Fund commenced operations on January 31, 2002.

            The Specialized Health Sciences Fund commenced operations on April 2, 2001.

            The Specialized Technology Fund commenced operations on September 18, 2000.

INVESTMENT POLICIES

Fundamental Investment Policies

            Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

    purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Health Sciences Fund’s investments in securities of the health sciences sector, which is the group of industries that include pharmaceutical, biochemical, biotechnology, research and development, health care facilities, health care services and medical device industries, or (vi) limit the Specialized Technology Fund’s investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries, or (vii) limit the SIFE Specialized Financial Services Fund’s investment in securities of companies that the adviser considers to be in the "financial services" sector, which includes commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate related companies, leasing companies and consumer and industrial finance companies, and, provided further that (viii) the Index Fund and the Equity Index Fund reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;
    except for the OTC Growth, Specialized Health Sciences, and Specialized Technology Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;
    borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;
    issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;
    make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;
    underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;
    purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

            As a fundamental policy the OTC Growth Fund reserves the right to concentrate its investments in a single industry or industries, or in the securities of a single issuer.

Non-Fundamental Investment Policies

            Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund’s shareholders.

(1)         Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

(2)         Each Fund may not invest or hold more than 15% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3)         Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

(4)         Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5)         Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6)         Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7)         Each Fund, except the Specialized Technology Fund and the Specialized Health Sciences Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Short sale transactions not made "against the box" by the Specialized Technology Fund and the Specialized Health Sciences Fund may not exceed the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of such class of the issuer.

(8)         Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days’ notice of any change to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

            Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

            Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are either gateway feeder funds that invest in a single corresponding core portfolio of Wells Fargo Core Trust ("Core Trust") or gateway blended funds that invest in two or more core portfolios. References to the activities of a gateway fund are understood to refer to the investments of the core portfolio(s) in which the gateway fund invests. Not all Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Bank Obligations

            The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on all amounts payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

            Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

            Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Borrowing

            The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

Commercial Paper

            The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

Convertible Securities

            The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer’s capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer’s common stock through the conversion feature. Fluctuations in the convertible security’s price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities

            The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Derivative Securities: Futures and Options Contracts

            Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund’s portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

            While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund’s portfolio does not follow the adviser’s expectations. If the adviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund’s investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund’s ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

            The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund’s investment objectives, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

            The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

            Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

            The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

            Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

            The Funds may also purchase options on futures contracts. See "Options Trading" below.

            Options and Futures Contracts. When hedging to attempt to protect against declines in the market value of the Funds’ securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds’ strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds’ activities in the underlying cash market.

            The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

            When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

            To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

            The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds’ hedging policies.

            Special Considerations for the Small Cap Opportunities Fund. The Small Cap Opportunities Fund may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge.

            Purchasing Calls and Puts. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

            When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

            When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

             Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund’s delivery of the underlying investment.

            Stock Index Futures. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

            No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund’s custodian in an account registered in the futures broker’s name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

            Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a the Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

            Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

            The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

            Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

            A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

            The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Adviser’s judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

See "Options Trading" below.

            Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

            A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

            The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by the Fund’s custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period.

            Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

            Below is a description of some of the types of options in which certain Funds may invest.

            A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund’s investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Adviser’s ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund’s custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

        The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

            Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

            Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds’ investment objective and legally permissible for a Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

Dollar Roll Transactions

            The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Emerging Market Securities

            Certain Funds may invest in equity securities of companies in "emerging markets." The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world’s major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

            Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

            Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

            There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Floating- and Variable-Rate Obligations

            The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

            There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

            The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Foreign Obligations and Securities

            Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

            The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

            The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

            The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

            For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

            Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

            Investment income on and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would otherwise be subject.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

            Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

            Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

Illiquid Securities

            The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

Initial Public Offerings

            Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Loans of Portfolio Securities

            Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

            A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

            Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Funds, except the SIFE Specialized Financial Services Fund, subject to the overall supervision of the Funds’ investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services, subject to the exemptive order discussed above, in this regard. Wells Fargo Bank MN is expected to act as securities lending agent for the SIFE Specialized Financial Services Fund beginning in the last quarter of this year when Wells Fargo Bank MN begins to act as custodian to the Fund.

Money Market Instruments and Temporary Investments

            The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers’ acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody’s or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

            Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Mortgage-Related and Other Asset-Backed Securities

            The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

            Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

            Collateralized Mortgage Obligations ("CMOs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

           There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Adviser’s assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

            Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

Other Investment Companies

            The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund’s total assets with respect to any one investment company and (iii) 10% of such Fund’s total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

            iShares. The Funds may invest in "iShares" securities, which are index-tracking mutual funds sold in 50,000 share "Creation Units," primarily to institutions or other large investors. iShares seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index.

Closed-End Investment Companies

            The Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the Adviser’s judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Participation Interests

            The Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Privately Issued Securities

            The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment Adviser to be "illiquid" are subject to the Funds’ policy of not investing or holding more than 15% of its net assets in illiquid securities. The investment Adviser, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

            Repurchase Agreements. The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collaterized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds’ disposition of the security may be delayed or limited.

            A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Adviser.

Reverse Repurchase Agreements

            The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

            A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the Fund owns the securities, which are placed in a segregated account until the transaction is closed out.

            The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of such class of the issuer. A Fund’s ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

            Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

            If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold an would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund’s decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position.

            In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund’s obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

            To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund will be "against the box," or the Fund’s obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

Small Company Securities

            Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies’ securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

            Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

            Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

Synthetic Convertible Securities

            Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody’s or Standard & Poor’s and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments

            The Funds may purchase instruments that are not rated if, in the opinion of the Adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

U.S. Government Obligations

            The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

            The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

Nationally Recognized Statistical Ratings Organizations

            The ratings of Moody’s, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch, and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

MANAGEMENT

            The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

            Trustees and Officers. The Board of Trustees ("Board") of the Trust supervises each Fund’s activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

            General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 96 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 72.

            In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

Name, Age and Address	Position Held with Registrant/ Length of Service1	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES
Thomas S. Goho, 59	Trustee, since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	N/A

Peter G. Gordon, 59	Trustee, since 1998; (Lead Trustee, since 2001).	Chairman, CEO and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	N/A

Richard M. Leach, 68	Trustee, since 1987	President of Richard M. Leach Associates (a financial consulting firm).	N/A

Timothy J. Penny, 50	Trustee, since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	N/A

Donald C. Willeke, 61	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	N/A
INTERESTED(2) TRUSTEES
Robert C. Brown, 70	Trustee, since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	N/A

W. Rodney Hughes, 75	Trustee, since 1987	Private Investor.	Barclays Global Investor Funds/Master Investment Portfolio, 23 portfolios

J. Tucker Morse, 57	Trustee, since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	N/A
OFFICERS
Michael J. Hogan, 43	President, since 2000	Executive Vice President of Wells Fargo Bank, N.A. since July 1999. President of Wells Fargo Funds Management, LLC since March 2001. Senior Vice President of Wells Fargo Bank, N.A. from April 1997 to July 1999. Prior thereto, Vice President of American Express Financial Advisors until April 1997.	N/A

Karla M. Rabusch, 43	Treasurer, since 2000	Senior Vice President of Wells Fargo Bank, N.A., since May 2000. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC since March 2001. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000. Prior thereto, Director of Managed Assets Investment Accounting of American Express Financial Advisors until November 1997.	N/A

C. David Messman, 42	Secretary, since 2000	Vice President and Senior Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	N/A

________________

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

2 Basis of Interestedness. Robert C. Brown and W. Rodney Hughes own securities of Wells Fargo & Company, the parent holding company of the Funds’ adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

            Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board of Trustees, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust’s charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds’ most recently completed fiscal year. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds’ most recently completed fiscal year.

            Compensation. Prior to January 1, 2002, each Trustee received an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also received a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting was held absent a full Board meeting, each attending Trustee received a $1,000 combined fee. These fees applied equally for in-person or telephonic meetings, and Trustees were reimbursed for all out-of-pocket expenses related to attending meetings.

            Effective January 1, 2002, each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

            The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s officers are not compensated by the Trust for their services. For the fiscal year ended September 30, 2001, the Trustees received the following compensation:

Compensation Table Year Ended September 30, 2001
Trustee	Compensation
INDEPENDENT TRUSTEES
Thomas S. Goho	$64,016
Peter G. Gordon	$58,417
Richard M. Leach	$65,163
Timothy J. Penny	$58,639
Donald C. Willeke	$60,688
INTERESTED TRUSTEES
Robert C. Brown	$58,936
Donald H. Burkhardt*	$13,162
Jack S. Euphrat*	$12,444
W. Rodney Hughes	$56,716
J. Tucker Morse	$63,470

* Retired as of 12/31/00.

            Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

Beneficial Equity Ownership in Fund Complex Securities
Calendar Year Ended December 31, 2001

Trustee	Dollar Range of Equity Securities of the Stock Funds of Funds Trust																				Aggregate Dollar Range of Equity Securities of Fund Complex
	Diversified Equity	Diversified Small Cap	Equity Income	Equity Index	Equity Value	Growth	Growth Equity	Index	International Equity	Large Cap Appreciation	Large Cap Value	Large Company Growth	Mid Cap Growth	Small Cap Growth	Small Cap Opportunities	Small Company Growth	Small Company Value	SIFE Specialized Financial Services	Specialized Health Sciences	Specialized Technology
INDEPENDENT TRUSTEES
Thomas S. Goho	0	0	0	B	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	D
Peter G. Gordon	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Richard M. Leach	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	B	B
Timothy J. Penny	0	0	A	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	A
Donald C. Willeke	0	0	0	0	0	0	0	B	B	0	0	0	0	A	C	0	0	0	0	A	D
INTERESTED TRUSTEES
Robert C. Brown	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	D
W. Rodney Hughes	0	0	0	C	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	D
J. Tucker Morse	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	B	0	0	0	0	D

            Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

            Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

            Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund’s contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

            The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund’s total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

            The Board then analyzed the Adviser’s background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers many of whom have different investment philosophies and styles. The Board also recognized that the primary investment adviser’s oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers compliance procedures including the Advisers’ internal compliance policies relating to the respective Codes of Ethics and the Advisers’ policies on personal trading, internal compliance procedures relating to the Funds’ portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

            In addition to the above considerations, the Board also analyzed certain factors relating specifically to sub-advisers. For example, the Board considered the sub-adviser’s investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which each sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser’s procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser’s consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds’ portfolios. The Board reviewed the sub-adviser’s method for allocating portfolio opportunities among the Funds and other advisory clients.

        Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser’s background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and (iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

            Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

            The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; (ii) gateway feeder Funds that invest in a single corresponding core portfolio of Core Trust and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

            As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund’s average daily net assets:

Stand-Alone Funds	Annual Rate (as a percentage of net assets)
Equity Index	0.25%
Equity Value	0.75%
Growth	0.75%
International Equity	1.00%
Mid Cap Growth	0.75%
OTC Growth	0.65%
SIFE Specialized Financial Services Fund	0.95%
Small Cap Growth	0.90%
Small Cap Opportunities	0.90%
Specialized Health Sciences	0.95%
Specialized Technology	1.05%

            As described in the second category above, the gateway feeder Funds each invest 100% of their assets in a single respective core portfolio of Core Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one core portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the following Funds each have a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single core portfolio of Core Trust. If a gateway feeder Fund was to change its investment structure so that it begins to invest substantially all of its assets in two or more core portfolios (a gateway blended fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund’s average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund’s investment in various core portfolios. If a gateway feeder Fund redeems all or a portion of its assets from any core portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Core Trust portfolio in which the gateway feeder Fund invests.

Gateway Feeder Fund	Active Advisory Fees	Dormant Asset Allocation Fees*	Pass-through Advisory Fees**
Equity Income	0.00%	0.25%	0.75%
Index	0.00%	0.25%	0.15%
Large Cap Appreciation	0.00%	0.25%	0.70%
Large Company Growth	0.00%	0.25%	0.75%
Small Company Growth	0.00%	0.25%	0.90%
Small Company Value	0.00%	0.25%	0.90%

____________________

* Represents the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Funds Management as adviser to the portfolio(s) of Core Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a stand-alone Fund.

            As described in the third category above, the following gateway blended Funds invest their respective assets in two or more core portfolios of Core Trust. For these Funds, Funds Management determines the core portfolios of Core Trust in which each gateway blended Fund invests and the percentage allocation that each gateway blended Fund would make to each core portfolio. For these asset allocation services, Funds Management is entitled to receive a fee as indicated in the chart below. The gateway blended Funds also have the dormant advisory arrangements described above with respect to the gateway feeder Funds.

Gateway Blended Funds	Advisory Fees (Maximum Asset Allocation Fees)	Core Level Dormant Advisory Fees*
Diversified Equity	0.25%	0.72%
Diversified Small Cap	0.25%	0.87%
Growth Equity	0.25%	0.97%

____________________

* Because the gateway blended Funds invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees reflect a blended fee rate.

            As discussed in the "Historical Fund Information" section, the Funds, except for the Large Cap Appreciation, Mid Cap Growth, OTC Growth, SIFE Specialized Financial Services, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank/Funds Management or NIM by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes. The Small Company Value Fund commenced operations after the Funds’ fiscal year end, and thus there are no advisory fees to report for this Fund for the year ended September 30, 2001.

FORMER STAGECOACH FUNDS

            For the periods indicated below, the following Funds and their predecessor portfolios paid to Wells Fargo Bank/Funds Management the following advisory fees and Wells Fargo Bank/Funds Management waived the indicated amounts:

Fund	Year-Ended 9/30/01		Year-Ended 9/30/00		Year-Ended 9/30/99
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Equity Index	$ 295,913	$1,132,694	$ 693,280	$1,130,732	$1,647,315	$1,035,373
Equity Value	$ 553,081	$ 339,333	$ 886,771	$ 359,778	$1,375,903	$1,320,099
Growth	$2,008,160	$1,182,900	$2,116,622	$1,255,710	$1,923,826	$1,841,878
Small Cap Growth	$2,593,243	$ 604,473	$1,594,682	$1,855,697	$ 453,180	$ 317,403

FORMER NORWEST FUNDS

            For the periods indicated below, the following Funds and their predecessors paid to Wells Fargo Bank/Funds Management or NIM, the following advisory fees and Wells Fargo/Funds Management or NIM waived the indicated amounts:

	Year-Ended 9/30/01		Year-Ended 9/30/00
Fund	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Diversified Equity	$2,464,740	$2,403,037	$2,805,122	$2,785,852
Diversified Small Cap	$ 220,086	$ 130,203	$ 82,950	$143,843
Equity Income	$0	$0	$0	$0
Growth Equity	$ 890,932	$ 617,310	$1,233,732	$746,723
Index	$0	$0	$0	$0
Large Company Growth	$0	$0	$0	$0
Small Cap Opportunities	$2,336,810	$ 281,280	$2,031,584	$68,995
Small Company Growth	$0	$0	$0	$0

	Four-Month Period Ended 9/30/99	Year-Ended 5/31/99
Fund	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Diversified Equity	$1,588,401	$ 173,968	$ 3,114,665	$ 1,122,346
Diversified Small Cap	$ 31,908	$ 24,502	N/A	N/A
Equity Income	N/A	N/A	$ 27,000	$ 14,549
Growth Equity	$ 586,172	$ 59,981	$ 2,425,572	$ 0
Index	N/A	N/A	N/A	N/A
Large Company Growth	N/A	N/A	N/A	N/A
Small Cap Opportunities	N/A	N/A	N/A	N/A
Small Company Growth	N/A	N/A	N/A	N/A

LARGE CAP APPRECIATION FUND, MID CAP GROWTH FUND, OTC GROWTH FUND, SIFE SPECIALIZED FINANCIAL SERVICES FUND, SPECIALIZED HEALTH SCIENCES FUND AND SPECIALIZED TECHNOLOGY FUND

            For the periods indicated below, the Large Cap Appreciation Fund, Mid Cap Growth Fund, OTC Growth Fund, Specialized Health Sciences Fund and Specialized Technology Fund paid to Wells Fargo Bank/Funds Management the following advisory fees and Wells Fargo Bank/Funds Management waived the indicated amounts:

Fund	Year-Ended 9/30/01		Year-Ended 9/30/00
	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Large Cap Appreciation*	$0	$0	N/A	N/A
Mid Cap Growth	$0	$ 70,758	N/A	N/A
OTC Growth	$ 105,180	$ 49,518	$15,269**	$14,807**
Specialized Health Sciences	$0	$ 110,378	N/A	N/A
Specialized Technology	$ 862,982	$ 227,685	$29,658***	$ 9,761***

____________________

* The amounts indicate fees paid since August 31, 2001, the Fund’s commencement date.

** The amounts indicate fees paid since August 3, 2000, the Fund’s commencement date.

*** The amounts indicate fees paid since September 18, 2000, the Fund’s commencement date.

            During the past three years, the predecessor portfolio for the SIFE Specialized Financial Services Fund paid investment advisory fees of $9,319,732 (2001), $9,295,394 (2000) and $13,497,674 (1999).

            General. Each Fund’s Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Trust’s Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. A Fund’s Advisory Agreement may be terminated on 60 days’ written notice by either party and will terminate automatically if assigned.

            Investment Sub-Advisers. Funds Management has engaged Cadence Capital Management ("Cadence"), Dresdner RCM Global Investors LLC ("Dresdner"), Golden Capital Management ("Golden"), Peregrine Capital Management, Inc. ("Peregrine"), Schroder Investment Management North America Inc. ("Schroder"), Smith Asset Management Group ("Smith"), and Wells Capital Management Incorporated ("WCM") to serve as investment sub-advisers to the stand-alone Funds of the Trust and the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the charts below (collectively, the "Sub-Advisers"). Subject to the direction of the Trusts’ Board of Trustees and the overall supervision and control of Funds Management and the Trusts, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds’ assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts’ Board of Trustees and officers may reasonably request.

            Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the core portfolio(s) in which the Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway fund invests all (or substantially all) of its assets in one or more core portfolios. In the event that a gateway fund redeems its assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the core portfolio for investing the portion of the gateway fund’s assets formerly invested in the core portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The dormant sub-advisory fees that would be charged to the gateway Funds are identical to the sub-advisory fees currently charged to the core portfolios in which each Fund invests, which are listed in the chart below.

Core Portfolio	Sub-Adviser	Fees
Disciplined Growth	Smith	0-175M 0.35% 175-225M 0.00% 225-500M 0.25% >500M 0.20%
Equity Income	WCM	0-200M 0.25% 200-400M 0.20% >400M 0.15%
Index	WCM	0-200M 0.02% >200M 0.01%
International Equity	WCM	0-200M 0.35% >200M 0.25%
Large Cap Appreciation	Cadence	0-250M 0.30% 250-500M 0.20% 500-1 Billion 0.15% >1 Billion 0.10%
Large Company Growth	Peregrine	0-25M 0.75% 25-50M 0.60% 50-275M 0.50% >275M 0.30%
Small Cap Index	WCM	0-200M 0.02% >200M 0.01%
Small Company Growth	Peregrine	0-50M 0.90% 50-180M 0.75% 180-340M 0.65% 340-685M 0.50% 685-735M 0.52% >735M 0.55%
Small Company Value	Peregrine	0-175M 0.50% >175M 0.75%

            Funds Management has engaged Dresdner, Schroder, Smith, and WCM as investment sub-advisers for the stand-alone Funds listed below of the Trust. For providing sub-advisory services, Dresdner, Schroder, Smith or WCM is entitled to receive fees as described below.

Fund	Sub-Adviser	Fee
Equity Index	WCM	0-200M 0.02% >200M 0.01%
Equity Value	WCM	0-200M 0.25% 200-400M 0.20% >400M 0.15%
Growth	WCM	0-200M 0.25% 200-400M 0.20% >400M 0.15%
International Equity	WCM	0-200M 0.35% >200M 0.25%
Mid Cap Growth	WCM	0-200M 0.25% >200M 0.20%
OTC Growth	Golden	0-250M 0.25% 250-500M 0.23% >500M 0.20%
SIFE Specialized Financial Services	WCM	0-200M 0.25% 200-400M 0.20% >400M 0.15%
Small Cap Growth	WCM	0-200M 0.25% >200M 0.20%
Small Cap Opportunities	Schroder	0.60%
Specialized Health Sciences	Dresdner	0-100M 0.95% 100-500M 0.65% >500M 0.60%
Specialized Technology	Dresdner	0-100M 1.00% 100-500M 0.75% 500M-1,000M 0.60% >1,000M 0.50%

            Equity Index Fund. Barclays Global Fund Advisors ("BGFA") served as investment sub-adviser to the predecessor Stagecoach Equity Index Fund through September 30, 1999.

            As compensation for its sub-advisory services, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.02% of the first $500 million of the Fund’s average daily net assets and 0.01% of net assets over $500 million. This fee was paid by Wells Fargo Bank or directly by the Fund. For sub-advisory fees paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees was reduced accordingly.

            Unaffiliated Sub-Advisers. Listed below is the aggregate dollar amount of sub-advisory fees paid by each Fund to the following unaffiliated sub-advisers for the year ended September 30, 2001:

Fund	Sub-Adviser	Fees Paid	Fees Waived/ Reimbursed
Large Cap Appreciation	Cadence	$0	$0
b. OTC Growth	Golden	$ 18,796	$0
c. Small Cap Opportunities	Schroder	$1,750,031	$0
d. Specialized Health Sciences	Dresdner	$ 110,752	$0
e. Specialized Technology	Dresdner	$1,017,817
$0

            Administrator. The Trust has retained Funds Management as Administrator on behalf of each Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Funds’ operations, including coordination of the services performed by each Fund’s Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust’s officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of up to 0.15% of each Fund’s average daily net assets.

            As discussed in the "Historical Fund Information" section, the Funds, except for the Large Cap Appreciation, Mid Cap Growth, OTC Growth, SIFE Specialized Financial Services, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the administrator(s) by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

            The SIFE Specialized Financial Services Fund and the Small Company Value Fund commenced operations after the Funds’ fiscal-year end, and thus there are no administrative fees to report for these Funds for the year ended September 30, 2001.

FORMER STAGECOACH FUNDS

            The predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator from March 25, 1999 through the date of the Reorganization. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator and Stephens as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

            For the periods indicated below, the following Funds and their predecessor portfolios paid the following dollar amounts to Wells Fargo/Funds Management and Stephens for administration and, as applicable, co-administration fees:

	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/99
Fund	Wells Fargo/Funds Management	Wells Fargo	Total	Wells Fargo	Stephens
Equity Index	$ 857,166	$1,094,408	$680,944	$417,374	$263,570
Equity Value	$ 178,483	$ 260,445	$270,800	$160,728	$110,072
Growth	$ 638,212	$ 698,197	$424,923	$257,541	$167,382
International Equity	$ 330,691	$ 258,644	$ 74,139	$ 48,462	$ 25,677
Small Cap Growth	$ 532,953	$ 578,373	$ 69,322	$ 39,110	$ 30,212

FORMER NORWEST FUNDS

           With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. (and/or Forum Administrative Services, LLC (collectively, "Forum")) managed all aspects of the operation of the Funds.

            For the periods indicated below, the following Funds and their predecessor portfolios paid the following dollar amounts to Wells Fargo/Funds Management and Forum for administration fees:

	Year Ended 9/30/01	Year Ended 9/30/00	Four-Month Period Ended 9/30/99	Year Ended 5/31/99
Fund	Wells Fargo/Funds Management	Wells Fargo	Wells Fargo Forum/FAdS	Forum/FAdS
Diversified Equity	$2,920,667	$3,134,337	$ 0	$224,046
Diversified Small Cap	$ 210,174	$ 128,913	$ 0	$ 9,749
Equity Income	$1,243,522	$1,541,674	$131,587	$344,522
Growth Equity	$ 958,099	$1,116,704	$ 0	$104,378
Index	$ 909,459	$ 816,006	$ 0	$ 66,842
Large Company Growth	$ 664,544	$ 905,609	$ 42,239	$ 0
Small Cap Opportunities	$ 436,348	$ 341,299	$ 8,745	$627,508
Small Company Growth	$ 779,682	$ 781,770	$ 23,255	$ 51,168

LARGE CAP APPRECIATION FUND, MID CAP GROWTH FUND, OTC GROWTH FUND, SPECIALIZED HEALTH SCIENCES FUND
AND SPECIALIZED TECHNOLOGY FUND

            For the periods indicated below, the Large Cap Appreciation Fund, Mid Cap Growth Fund, OTC Growth Fund, SIFE Specialized Financial Services Fund, Specialized Health Sciences Fund and the Specialized Technology Fund paid the following dollar amounts to Wells Fargo Bank/Funds Management for administration fees:

Fund	Year Ended 9/30/01	Year Ended 9/30/00
Large Cap Appreciation	$4	N/A
Mid Cap Growth	$0	N/A
OTC Growth	$ 35,700	$6,941*
SIFE Specialized Financial Services Fund	$0	$0
Specialized Health Sciences	$ 4,352	N/A
Specialized Technology	$155,810	$5,632**

____________________

* The amount indicates fees paid since August 3, 2000, the Fund’s commencement date.

** The amount indicates fees paid since September 18, 2000, the Fund’s commencement date.

            Distributor. Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust’s Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

            Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens an annual fee of 0.75% paid monthly based on the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

            The actual fee payable to the Distributor by the Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

            Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

DISTRIBUTION FEES*

Fund
	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Comp.to Br/Dlrs	Other (Explain)
Diversified Equity
Class B Class C	$ 989,588 $ 61,016	$0 $0	$0 $0	$0 $40,828	$0 $ 20,188	$ 989,588 $0
Equity Income
Class B Class C	$1,116,105 $ 58,286	$0 $0	$0 $0	$0 $38,417	$0 $ 19,869	$1,116,105 $0
Equity Index
Class B	$ 642,663	$0	$0	$0	$0	$ 642,663
Equity Value
Class B Class C	$ 308,952 $ 5,035	$0 $0	$0 $0	$0 $ 1,387	$0 $ 3,648	$ 308,952 $0
Growth
Class B	$ 382,649	$0	$0	$0	$0	$ 382,649
Growth Equity Class B Class C	$ 165,302 $ 15,305	$0 $0	$0 $0	$0 $13,977	$0 $ 1,328	$ 165,302 $0
International Equity
Class B	$ 407,635	$0	$0	$0	$0	$ 407,635
Class C	$ 22,651	$0	$0	$0	$0	$ 22,651

Large Cap Appreciation
Class B	$ 22	$0	$0	$0	$0	$ 22
Class C	$ 9	$0	$0	$ 9	$0	$0

Large Company Growth
Class B Class C	$3,009,936 $ 211,295	$0 $0	$0 $0	$0 $ 163,642	$0 $ 47,653	$3,009,936 $0
Mid Cap Growth
Class B	$ 34,885	$0	$0	$0	$0	$ 34,885
Class C	$ 3,900	$0	$0	$ 1,166	$ 2,734	$0

Small Cap Growth
Class B Class C	$ 513,440 $ 124,225	$0 $0	$0 $0	$0 $ 49,902	$0 $ 74,323	$ 513,440 $0
Specialized Health Sciences
Class B	$ 46,423	$0	$0	$0	$0	$ 46,423
Class C	$ 6,354	$0	$0	$ 6,289	$ 65	$0

Specialized Technology
Class B Class C	$ 409,295 $ 90,883	$0 $0	$0 $0	$0 $ 89,148	$0 $ 1,735	$ 409,295 $0

* The SIFE Specialized Financial Services Fund and the Small Company Value Fund commenced operations after the Funds’ fiscal-year end, and thus there are no distribution fees to report for the Class B and Class shares of these Funds.

            General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days’ written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

            The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

            Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Funds’ shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

            Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing Investor Services, a Servicing Agent is entitled to a fee from the applicable Fund as indicated below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust’s Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund	Fee
Diversified Equity
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Diversified Small Cap
Institutional Class
0.10%
Equity Income
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Equity Index
Class A Class B Class O
0.25% 0.25% 0.20%
Equity Value
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Growth
Class A Class B Institutional Class
0.25% 0.25% N/A
Growth Equity
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Index
Institutional Class
N/A
International Equity
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Large Cap Appreciation
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Large Company Growth
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% N/A
Mid Cap Growth
Class A Class B Class C
0.25% 0.25% 0.25%
OTC Growth Class O	0.25%
SIFE Specialized Financial Services Class A Class B Class C	0.25% 0.25% 0.25%
Small Cap Growth
Class A Class B Class C Institutional Class
0.25% 0.25% 0.25% 0.10%
Small Cap Opportunities
Institutional Class
0.10%
Small Company Growth
Institutional Class
0.10%
Small Company Value
Class A Class B Institutional Class
0.25 0.25 0.10
Specialized Health Sciences Fund
Class A Class B Class C
0.25% 0.25% 0.25%
Specialized Technology Fund
Class A Class B Class C
0.25% 0.25% 0.25%

            General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

            The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

            Custodian. Wells Fargo Bank MN, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund, except for the SIFE Specialized Financial Services Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund, except for the gateway funds, International Equity Fund, Specialized Health Sciences Fund and Specialized Technology Fund. The gateway funds are not charged a custody fee at the gateway level, provided that they remain gateway funds and Wells Fargo Bank MN receives custodial fees from the Core Trust portfolios. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.25% of the average daily net assets of the International Equity Fund and 0.07% of the average daily net assets of the Specialized Health Sciences Fund and Specialized Technology Fund.

            State Street Bank and Trust Co. ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110-2804, acts as custodian for the SIFE Specialized Financial Services Fund. As custodian, among other things, State Street maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as custodian, State Street receives an annual fee of 0.01% of the SIFE Specialized Financial Services Fund’s average daily net assets, with a minimum monthly charge of $2,000. In May 2002, the Board approved Wells Fargo Bank MN to serve as the custodian for the SIFE Specialized Financial Services Fund and authorized the Officers to transition the custody services to Wells Fargo Bank MN on October 1, 2002 or such other date as the Officers determine is appropriate after consulting with State Street and Wells Fargo Bank MN. When the transition is complete and Wells Fargo Bank MN also serves as custodian to the SIFE Specialized Financial Services Fund, for its services as custodian Wells Fargo Bank MN will be entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of the SIFE Specialized Financial Services Fund.

            Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for all of the Funds, except for the SIFE Specialized Financial Services Fund. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway funds up to $6,333 for Funds with significant holdings of asset-backed or foreign securities. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee). The Funds’ contract with Forum expires on December 31, 2002.

            State Street acts as Fund Accountant for the SIFE Specialized Financial Services Fund. As Fund Accountant, among other things, State Street performs valuation analyses of the SIFE Specialized Financial Services Fund’s portfolio and calculates each Class’s net asset value ("NAV"). For its services as Fund Accountant, State Street is entitled to receive an annual base fee of $40,000 from the SIFE Specialized Financial Services Fund. In addition, the Fund pays an annual fee of $2,500 per class greater than one.

            The Board has approved PFPC, Inc. ("PFPC") to serve as the Fund Accountant for all of the Funds beginning October 1, 2002 for the SIFE Specialized Financial Services Fund and beginning January 1, 2003 for the other Funds, or such later dates as the Officers determine are necessary to transition services from Forum Accounting and State Street to PFPC. Management intends to transition the accounting services to PFPC in stages, and the transition is expected to be completed by the end of the first quarter of 2003. Once the transition is complete, for its services as Fund Accountant, PFPC will be entitled to receive the annual asset based Fund Complex fee listed in the chart below.

Average Fund Complex Daily Net Assets	Annual Asset Based Fees
$0-90 billion	0.0057%
$90-$95 billion	0.0047%
>$95 billion	0.0040%

            Each Fund’s share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the Funds in the complex. PFPC also will be entitled to receive a fee of $20,000 from each gateway fund and stand-alone fund (except core portfolios), and an annual fee of $10,000 from each core portfolio of Core Trust, except that this annual fee is waived for existing core portfolios.  PFPC also is entitled to an annual fee of $6,000 for each Fund class in excess of one, except that this excess Class fee is waived for existing Funds. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

            Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a base fee from the Fund Complex.

            Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Equity Funds of the Trust and the amounts retained by Stephens are as follows:

Period Ended 9/30/01		Period Ended 9/30/00
Paid	Retained	Paid	Retained
$7,580,365	$ 719,187	$ 5,764,715	$ 847,879

            Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid reflects the amounts paid by the predecessor Stagecoach Fund family and Norwest Fund family.

STAGECOACH FUND, INC.

            For the period indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach Fund family and the amounts retained by Stephens are as follows:

Period-Ended  9/30/99
Paid   $6,214,051 Retained $2,289,826

            For the year ended September 30, 1999, Wells Fargo Securities Inc., an affiliated broker-dealer of the Trust, retained $2,324,394.93.

NORWEST ADVANTAGE FUNDS

            For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Funds and the amounts retained by Forum are as follows:

Year Ended 9/30/00 Paid $ 655,406 Retained $ 0	Four-Month Period Ended 9/30/99 Paid $ 181,956 Retained $ 0	Year Ended 05/31/99 Paid $3,693,000 Retained $193,000

            Code of Ethics. The Fund Complex, the Adviser and the Sub-Advisers each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Advisers are on public file with, and are available from, the SEC.

PERFORMANCE CALCULATIONS

            The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund’s expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

            In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

            Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

            Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

            Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV. Average annual total return information is incorporated by reference to the Funds’ Annual Report.

            Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, the Fund’s average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATVD") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ATVD.

            Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, the Fund’s average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATVDR"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ATVDR.

            From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of an S&P Index, the Dow Jones Industrial Average, or other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

            Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund’s competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

            The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

            The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

            The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor’s Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund’s shares since the rating would not comment on the market price of a Fund’s shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class’ past performance with other rated investments.

            From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust’s account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

            The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust’s investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in assets.

            The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

DETERMINATION OF NET ASSET VALUE

            NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

            Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

            Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

            For the Funds that invest directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board of Trustees, a security’s value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            Shares may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

            Purchase orders for a Fund received before such Fund’s NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund’s NAV calculation time generally are processed at such Fund’s NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

            Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that a Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

            The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust’s responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A shares is as follows:
AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS % OF PUBLIC OFFERING PRICE	FRONT-END SALES CHARGE AS % OF NET AMOUNT INVESTED	DEALER REALLOWANCE AS % OF PUBLIC OFFERING PRICE

Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.90%	3.00%
$250,000 to $499,999	2.75%	2.83%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over1	0.00%	0.00%	1.00%

1We will assess Class A shares purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase. CDSCs are based on the lower of the

NAV on the date of purchase or the date of redemption.

            Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

            Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

            Reduced Sales Charges for Employees of the Transfer Agent. Employees of Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at NAV.

PORTFOLIO TRANSACTIONS

            The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust’s Board of Trustees and the supervision of Funds Management, each Fund’s Sub-Adviser is responsible for each Fund’s portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

            Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated broker-dealers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

        In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser’s trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

            The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds. For the fiscal year ended September 30, 2001, the Sub-Advisers directed brokerage transactions in the aggregate amounts and paid total commissions in the amounts shown below as indicated:

Sub-Adviser	Commissions Paid	Transactions Value
Cadence
$ 80

$ 54,701

Dresdner
$322,614

$ 147,669,840

Golden
$50,538

$ 50,672,133

Peregrine
$529,747

$ 240,201,123

Schroder
$95,550

$ 45,220,967

Smith
$680,956

$ 212,630,438

WCM*
$1,849,065

$ 1,475,619,155

* Includes all transactions executed for the Wells Fargo Funds complex, including Variable Trust and Core Trust.

            None of the other Sub-Advisers participate in such directed brokerage practices.

            Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a sub-adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund’s shareholders.

        Brokerage Commissions. For the fiscal year ended September 30, 2001, the following Funds paid the following brokerage commissions:

Fund	Total Commissions
Equity Index
$ 41,554

Equity Value
$311,896

Growth
$571,618

International Equity
$281,975

Mid Cap Growth
$ 49,681

OTC Growth
$ 44,000

Small Cap Growth
$1,245,634

Small Cap Opportunities
$950,000

Specialized Health Sciences
$ 37,000

Specialized Technology
$463,000

            Gateway funds invest substantially all of their assets in one or more core portfolios and/or other Wells Fargo Funds, and therefore brokerage commissions are not applicable to such Funds.

            Securities of Regular Broker-Dealers. As of September 30, 2001, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

Fund	Broker Dealer	Amount
Equity Index	Bear Stearns, Inc. Lehman Brothers Holdings, Inc. Merrill Lynch & Co., Inc. Morgan Stanley Dean Witter & Co.
$238,498 $636,322 $1,547,347 $2,342,018

Equity Value	Lehman Brothers Holdings, Inc. Morgan Stanley Dean Witter & Co.
$2,129,030 $2,771,730

Growth	Morgan Stanley Dean Witter & Co.
$2,930,061

FUND EXPENSES

            From time to time, Funds Management may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund’s performance.

            Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of the Fund’s shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of a Funds, on a transactional basis, or on such other basis as the Trust’s Board of Trustees deems equitable.

FEDERAL INCOME TAXES

            The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses of the Funds generally describe the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

            General. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

            In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

            In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

            Equalization Accounting. The Funds may use the so-called "equalization accounting method" to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, a Fund’s net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the Internal Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

            Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

            Investment though Core Portfolios. Some of the Funds seek to qualify as a regulated investment company by investing their assets in one or more core portfolios. Each core will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding core portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a core or master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the core portfolio. Each investor in a core portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular core portfolio and the Code and Treasury Regulations promulgated thereunder, in determining such investor’s federal income tax liability. Therefore, to the extent that a core portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, each of the core portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of interest, dividends and gains without a corresponding distribution. Furthermore, each core portfolio’s assets, income and distributions will be managed in such a way that an investor in a core portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the core portfolio.

            Taxation of Fund Investments. Except as otherwise noted, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

            In general, if a Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

            If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

            Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

            Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

            Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

            If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

            The amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Funds do not expect to enter into any derivative contracts, and, therefore, does not expect to be subject to these rules.

            If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund’s disposition of its PFIC shares. If the Fund purchases shares of a foreign entity which to its knowledge is a PFIC, the Fund can be expected to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its tax basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its tax basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss), notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC under the election. No assurance can be given that a Fund will make a timely mark-to-market election with respect to its PFIC shares.

            Foreign Taxes. Income and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders foreign taxes paid by the Fund, which may be claimed either as a credit or deduction by the shareholders. Only the International Equity Fund and International Fund expect to qualify for and make the election. However, even if a Fund qualifies for the election, foreign taxes will only pass-through to a Fund shareholder if (i) the shareholder holds the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

            An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

            Distributions; Generally. For federal income tax purposes, a Fund’s "earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund’s taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund’s declared distributions exceed the Fund’s earnings and profits (as determined at the end of the year), only that portion of the year’s distributions which equals the year’s earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s basis in its Fund shares and then capital gain. It is expected that a Fund’s distributions will not exceed the Fund’s cumulative earnings and profits.

            Capital Gain Distributions. Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

            Disposition of Fund Shares. In general, a disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

            If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

            If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

            Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special lower rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. Although, the IRS has yet to issue any official guidance on how the 18% rate would apply to distributions made by a Fund, the IRS has indicated in income tax forms that the lower rate will apply to designated capital gain distributions by the Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

            Corporate Shareholders. Corporate shareholders of a Fund may be eligible for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

            Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special tax rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

            Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

            Tax-Deferred Plan. The shares of the Funds are available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

            Other Matters. Prospective shareholders should be aware that the investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

            The foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective investors are urged to consult their own tax advisors regarding specific questions as to federal, state, local and foreign taxes applicable to them.

CAPITAL STOCK

            The Funds are twenty of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

            Most of the Trust’s Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust’s Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Shareholders bear their pro rata portion of the Fund’s operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

            With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Funds’ fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

            As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

            Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

            Each share of a class of a Fund represents an equal proportional interest in a Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

            Set forth below as of June 10, 2002 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

5% OWNERSHIP AS OF JUNE 10, 2002

Fund	Name and Address	Type of Ownership	Percentage of Class
Diversified Equity
Class A   Class B Class C
City of Hastings Nebraska Retirement Plan c/o Great West Record Keeper 8515 E. Orchard Road, #2T2 Englewood, CO 80111-5037 N/A EMJAYCO Omnibus Account P.O. Box 170910 Milwaukee, WI 53217-0909
Record       N/A Record

10.87%         34.03%

Wells Fargo Investments LLC A/C 5000-9438 420 Montgomery Street San Francisco, CA 94104-1298
Record

6.05%

Institutional Class
Wells Fargo Bank MN NA FBO Diversified Equity I Attn: Mutual Fund OPS P.O. Box 1533 Minneapolis, MN 55480-1533
Record

89.49%

Diversified Small Cap
Institutional Class

Wells Fargo Bank MN NA FBO
Diversified Small Cap Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Diversified Small Cap Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     Record

9.77%     85.01%

Equity Income
Class A   Class B Class C
PFPC Brokerage Services FBO Wells Fargo 211 South Gulph Road King of Prussia, PA 19406-3101 N/A EMJAYCO Onmibus Account P.O. Box 170910 Milwaukee, WI 53217-0909
Record   N/A Record

12.74%       38.93%

Institutional Class

Wells Fargo Bank MN NA FBO
Income Equity I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Income Equity I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Income Equity I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record   Record     Record

30.88%   37.29%     28.35%

Equity Index
Class A Class B Class O

N/A

N/A

Wells Fargo Investments LLC
A/C 3427-5072
608 Second Avenue South 8th Fl.
Minneapolis, MN 55402-1916

Wells Fargo Investments LLC
A/C 5006-0507
608 Second Avenue South 8th Fl.
Minneapolis, MN 55402-1916

Wells Fargo Investments LLC
A/C 5130-5268
608 Second Avenue South 8th Fl.
Minneapolis, MN 55402-1916

N/A N/A Record Record Record
9.39%   19.51%   9.77%

	Wells Fargo Investments LLC A/C 7255-2567 608 Second Avenue South 8th Fl. Minneapolis, MN 55402-1916	Record
14.59%

	Wells Fargo Investments LLC A/C 2117-5211 608 Second Avenue South 8th Fl. Minneapolis, MN 55402-1916	Record
9.75%

Equity Value
Class A Class B Class C

N/A

N/A

MLPF&S For The Sole Benefit Of
Its Customers
Attn Mutual Fund Administration
4800 Deer Lake Drive, East, 3rd Floor
Jacksonville, FL 32246-6484

Wells Fargo Investments LLC
A/C 1371-6515
608 Second Avenue South 8th Fl.
Minneapolis, MN 55402-1916

NFSC FEBO #X54-266884
Leonard Schoenfeld
Leonard Schoenfeld TTEE
U/A 07/01/98
620 Camino Ynez
Solana Beach, CA 92075-1636

		N/A N/A Record Record Record	16.39% 14.89% 5.15%
Institutional Class

Wells Fargo Bank MN NA FBO
Stagecoach Equity Value CL I
Attn: Mutual Fund OPS
PO Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Wells Fargo Equity Value Fund C/C
Attn: Mutual Fund OPS
PO Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Wells Fargo Equity Value Fund C/R
Attn: Mutual Fund OPS
PO Box 1533
Minneapolis, MN 55480-1533

		Record Record Record	47.36% 12.75% 32.44%
Growth Fund
Class A     Class B
PFPC Brokerage Services FBO Wells Fargo 211 South Gulph Road King of Prussia, PA 19406-3101 N/A	Record N/A	14.34%

Institutional Class

Wells Fargo Bank MN NA FBO
ValuGrowth Stock Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
ValuGrowth Stock Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

		Record Record	69.45% 23.31%
Growth Equity Fund
Class A     Class B Class C   Institutional Class

Charles Schwab & Co. Inc.
Special Custody Account
Exclusively FBO the Customers
101 Montgomery Street
San Francisco, CA 94104-4122

N/A

Emjayco
Omnibus Account
P.O. Box 170910
Milwaukee, WI 53217-0909

Wells Fargo Bank MN NA FBO
Growth Equity I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     N/A Record   Record

7.37%       86.30% 94.92%

Index Fund
Institutional Class

Wells Fargo Bank MN NA FBO
Index Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Index Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Index Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     Record   Record

6.49%     12.25%   73.94%

International Equity Fund
Class A
Charles Schwab & Co, Inc. Special Custody Account Exclusively FBO The Customers 101 Montgomery Street San Francisco, CA 94104-4122
Record

11.87%

Class B Class C   Institutional Class

N/A

EMJAYCO
Omnibus Account
PO Box 170910
Milwaukee, WI 53217-0909

Wells Fargo Bank MN NA FBO
Wells Fargo Int. Equity Fund CL I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Wells Fargo Int. Equity Fund CL I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Wells Fargo Int. Equity Fund CL I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

N/A Record   Record     Record     Record

31.33%   6.40%     22.04%     64.85%

Large Cap Appreciation Fund
Class A                             Class B

Charles Schwab & Co., Inc.
Special Custody Account
Exclusively FBO The Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Wells Fargo Investments, LLC
A/C 8681-2919
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 8769-8865
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 8407-6071
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 8407-6074
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916
Wells Fargo Investments, LLC

A/C 1054-3687
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 4792-4318
420 Montgomery Street
San Francisco, CA 94104-1298

Wells Fargo Investments, LLC
A/C 8100-7970
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 1994-8586
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Record     Record   Record   Record     Record   Record   Record   Record   Record

15.33%     8.24%   5.57%   6.14%     6.14%   5.74% 5.34% 6.28%   7.84%

Class C
American Enterprise Investment Svcs FBO 562553261 PO Box 9446 Minneapolis, MN 55440-9446
Record

5.29%

American Enterprise Investment Svcs FBO 203030201 PO Box 9446 Minneapolis, MN 55440-9446
Record

6.03%

Wells Fargo Investments, LLC A/C 2139-6465 608 Second Avenue South 8th Floor Minneapolis, MN 55402-1916
Record

35.62%

Wells Fargo Investments, LLC A/C 4219-2698 608 Second Avenue South 8th Floor Minneapolis, MN 55402-1916
Record

6.70%

Institutional Class
Wells Fargo Bank Minnesota, NA Omnibus Account R/R c/o Mutual Fund Processing PO Box 1533 Minneapolis, MN 55480-1533
Record

99.57%

Large Company Growth Fund
Class A

Charles Schwab & Co., Inc.
Special Custody Account
Exclusively FBO The Customers
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S For The Sole Benefit
Of Its Customers
Attn: Service Team
4600 Deer Lake Drive East, 3rd Floor
Jacksonville, FL 32246-6484

Record     Record

19.40%     21.28%

Class B
N/A
N/A

Class C

EMJAYCO
Omnibus Account
PO Box 170910
Milwaukee, WI 53217-0909

MLPF&S For the Sole Benefit of Its Customers
Attn: Mutual Fund Administration
4800 Deer Lake Drive East, 3rd Floor
Jacksonville, FL 32246-6484

Record   Record

16.31%   20.66%

Institutional Class

Wells Fargo Bank MN NA FBO
Large Company Growth I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Large Company Growth I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Large Company Growth I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record   Record   Record

8.09%     18.90%   62.18%

Mid Cap Growth Fund
Class A Class B Class C

N/A

N/A

Wells Fargo Investments, LLC
A/C 2043-0091
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 6265-1577
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

Wells Fargo Investments, LLC
A/C 6379-6819
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

N/A N/A Record   Record Record

5.43%   22.20%   9.38%

OTC Growth Fund
Class O
Wells Fargo Bank FBO WF Growth Equity Fund P.O. Box 1533 Minneapolis, MN 55480-1533
Record

98.71%

SIFE Specialized Financial Services Fund
Class A Class B Class C
N/A N/A N/A
N/A N/A N/A

Small Cap Growth Fund
Class A

Charles Schwab & Co., Inc.
Special Custody Account
Exclusively FBO The Customers
101 Montgomery Street
San Francisco, CA 94104-4122

PFPC Brokerage Services
FBO Wells Fargo
211 South Gulph Road
King of Prussia, PA 19406-3101

Fidelity Investments Institutional
Operations Co Inc (FIIOC) As Agent
for Certain Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1999

Wells Fargo Bank MN NA FBO
WF Wealthbuilder 13357300
Attn: Mutual Fund Ops
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank
WF Wealthbuilder 13357100
Attn: Mutual Fund Ops
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     Record   Record     Record   Record

7.89%     9.19%   7.23%     10.61%   11.32%

Class B
N/A
N/A

Class C                   Institutional Class

MLPF&S For The Sole Benefit of its
Customers
Attn: Mutual Fund Administration
4800 Deer Lake Drive East 3rd Floor
Jacksonville, FL 32246-6484

EMJAYCO
Omnibus Account
PO Box 170910
Milwaukee, WI 53217-0909

Wells Fargo Bank MN NA FBO
Small Company Stock Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Small Company Stock Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Small Company Stock Fund I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     Record   Record     Record     Record

21.42%     27.24%   18.68%     9.42%     55.92%

Small Cap Opportunities Fund Institutional Class

Wells Fargo Bank Minnesota NA
Small Cap Opportunities Fund I
c/o Mutual Fund Processing
P.O. Box 1450 NW 8477
Minneapolis, MN 55485-1450

Wells Fargo Bank Minnesota NA
Small Cap Opportunities Fund I
c/o Mutual Fund Processing
P.O. Box 1450 NW 8477
Minneapolis, MN 55485-1450

    Record Record

    9.45%   80.00%

Small Company Growth Fund
Institutional Class

Wells Fargo Bank MN NA FBO
Small Company Growth I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank MN NA FBO
Small Company Growth I
Attn: Mutual Fund OPS
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     Record

9.86%     64.36%

Vanguard Fiduciary Trust Company Attn: Outside Funds PO Box 2600 Valley Forge, PA 19482-2600
Record

10.48%

Fidelity Investments Institutional Operations Co. Inc. (FIIOC) As Agent For Certain Employee Benefit Plans 100 Magellan Way KWIC Covington, KY 41015-1999
Record

6.38%

Small Company Value Fund
Class A       Class B Institutional Class

Charles Schwab & Co. Inc.
Special Custody Account
Exclusively FBO The Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Wells Fargo Investments LLC
A/C 2945-9989
608 Second Avenue South 8th Floor
Minneapolis, MN 55402-1916

N/A

Wells Fargo Bank Minnesota N.A.
Omnibus Account R/R
C/O Mutual Fund Processing
P.O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank Minnesota N.A.
Omnibus Account C/C
C/O Mutual Fund Processing
P.O. Box 1533
Minneapolis, MN 55480-1533

Record     Record   N/A Record     Record

14.89%     10.13%     90.87%     8.48%

Specialized Health Sciences Fund
Class A
Charles Schwab & Co., Inc. Special Custody Account Exclusively FBO The Customers 101 Montgomery Street San Francisco, CA 94104-4122
Record

22.93%

MLPF&S For The Sole Benefit of its Customers Attn: Mutual Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484
Record

9.91%

Class B
N/A
N/A

Class C
MLPF&S For The Sole Benefit of its Customers Attn: Mutual Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484
Record

13.30%

Specialized Technology Fund Class A
Charles Schwab & Co., Inc. Special Custody Account Exclusively FBO The Customers 101 Montgomery Street San Francisco, CA 94104-4122
    Record

    7.68%

Class B
N/A
N/A

Class C
MLPF&S For The Sole Benefit of its Customers Attn: Mutual Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484
Record

6.63%

Wells Fargo Investments LLC A/C 8547-9949 420 Montgomery Street San Francisco, CA 94104-1298 Wells Fargo Investments LLC A/C 4207-8735 608 Second Avenue South, 8th Floor Minneapolis, MN 55402-1916
Record   Record

6.47%   5.18%

            For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

OTHER

            The Trust’s Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

COUNSEL

            Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds’ Prospectuses.

INDEPENDENT AUDITORS

            KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP’s address is Three Embarcadero Center, San Francisco, California 94111.

FINANCIAL INFORMATION

            The portfolios of investments and audited financial statements for the Funds for the year ended September 30, 2001, are hereby incorporated by reference to the Funds’ Annual Reports.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to the rule 485(b) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 12th day of June, 2002.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi

Christopher R. Bellonzi

Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                 Title                                 Date

______*________                                                             Trustee

Robert C. Brown

______*________                                                             Trustee

Thomas S. Goho

______*________                                                            Trustee

Peter G. Gordon

______*________                                                             Trustee

W. Rodney Hughes

______*________                                                             Trustee

Richard M. Leach

______*________                                                             Trustee

J. Tucker Morse

______*________                                                                Trustee

Timothy J. Penny

______*________                                                             Trustee

Donald C. Willeke                                                                            6/12/2002

*By:  /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
As Attorney-in-Fact
June 12, 2002